DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of short-term borrowings
Short-Term Borrowings

	December 31,
	2021		2020
In millions of dollars	Balance	Weighted average coupon	Balance	Weighted average coupon
Commercial paper
Bank(1)	$9,026		$10,022
Broker-dealer and other(2)	6,992		7,988
Total commercial paper	$16,018	0.22%	$18,010	0.24%
Other borrowings(3)	11,955	0.91	11,504	0.48
Total	$27,973		$29,514

(1)Represents Citibank entities as well as other bank entities.
(2)Represents broker-dealer and other non-bank subsidiaries that are consolidated into Citigroup Inc., the parent holding company.
(3)Includes borrowings from Federal Home Loan Banks and other market participants. At December 31, 2021 and 2020, collateralized short-term advances from Federal Home Loan Banks were $0.0 billion and $4.0 billion, respectively.

Schedule of long-term debt
Long-Term Debt

			Balances at December 31,
In millions of dollars	Weighted average coupon(1)	Maturities	2021	2020
Citigroup Inc.(2)
Senior debt	2.88%	2022–2098	$137,651	$142,197
Subordinated debt(3)	4.65	2022–2046	25,560	26,636
Trust preferred securities	6.30	2036–2067	1,734	1,730
Bank(4)
Senior debt	1.54	2022–2039	23,567	44,742
Broker-dealer(5)
Senior debt	0.84	2022–2070	65,652	55,896
Subordinated debt(3)	—	2022–2046	210	485
Total	2.94%		$254,374	$271,686
Senior debt			$226,870	$242,835
Subordinated debt(3)			25,770	27,121
Trust preferred securities			1,734	1,730
Total			$254,374	$271,686

(1)The weighted average coupon excludes structured notes accounted for at fair value.
(2)Represents the parent holding company.
(3)Includes notes that are subordinated within certain countries, regions or subsidiaries.
(4)Represents Citibank entities as well as other bank entities. At December 31, 2021 and 2020, collateralized long-term advances from Federal Home Loan Banks were $5.3 billion and $10.9 billion, respectively.
(5)Represents broker-dealer and other non-bank subsidiaries that are consolidated into Citigroup Inc., the parent holding company. Certain Citigroup consolidated hedging activities are also included in this line.

Aggregate annual maturities of long-term debt obligations
Aggregate annual maturities of long-term debt obligations (based on final maturity dates) including trust preferred securities are as follows:

In millions of dollars	2022	2023	2024	2025	2026	Thereafter	Total
Citigroup Inc.	$9,955	$14,440	$12,475	$16,798	$21,483	$89,794	$164,945
Bank	9,839	4,227	5,028	473	68	3,932	23,567
Broker-dealer	13,199	11,813	8,066	3,995	5,499	23,290	65,862
Total	$32,993	$30,480	$25,569	$21,266	$27,050	$117,016	$254,374

Summary of outstanding trust preferred securities
The following table summarizes Citi’s outstanding trust preferred securities at December 31, 2021:

						Junior subordinated debentures owned by trust
Trust	Issuance date	Securities issued	Liquidation value(1)	Coupon rate(2)	Common shares issued to parent	Amount	Maturity	Redeemable by issuer beginning
In millions of dollars, except securities and share amounts
Citigroup Capital III	Dec. 1996	194,053	$194	7.625%	6,003	$200	Dec. 1, 2036	Not redeemable
Citigroup Capital XIII	Sept. 2010	89,840,000	2,246	3 mo LIBOR + 637 bps	1,000	2,246	Oct. 30, 2040	Oct. 30, 2015
Citigroup Capital XVIII	June 2007	99,901	135	3 mo sterling LIBOR + 88.75 bps	50	135	June 28, 2067	June 28, 2017
Total obligated			$2,575			$2,581

Note: Distributions on the trust preferred securities and interest on the subordinated debentures are payable semiannually for Citigroup Capital III and Citigroup Capital XVIII and quarterly for Citigroup Capital XIII.
(1)Represents the notional value received by outside investors from the trusts at the time of issuance. This differs from Citi’s balance sheet carrying value due primarily to unamortized discount and issuance costs.
(2)In each case, the coupon rate on the subordinated debentures is the same as that on the trust preferred securities.